GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			₽ 10,591		₽ 11,366
Less: Accumulated amortization			(5,077)		(6,343)
Net carrying value	$ 87.2		5,514		5,023
Amortization expenses of intangible assets	36.6	₽ 2,108	1,952	₽ 1,594
Estimated amortization expense
2018	26.0				1,497
2019	18.1				1,040
2020	11.9				687
2021	6.9				398
2022	4.5				262
Thereafter	5.5				315
Total	72.9				4,199
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			1,129		1,149
Less: Accumulated amortization			(285)		(406)
Net carrying value	12.9		844		743
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			854		905
Less: Accumulated amortization			(215)		(320)
Net carrying value	10.1		639		585
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			563		646
Less: Accumulated amortization			(398)		(468)
Net carrying value	3.1		165		178
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			276		276
Less: Accumulated amortization			(155)		(224)
Net carrying value	0.9		121		52
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			52		52
Less: Accumulated amortization			(21)		(29)
Net carrying value	0.4		31		23
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			38		41
Less: Accumulated amortization			(31)		(24)
Net carrying value	0.3		7		17
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			7,046		7,473
Less: Accumulated amortization			(3,972)		(4,872)
Net carrying value	45.2		3,074		2,601
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			633		824
Net carrying value	14.3		633		824
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			7,679		8,297
Less: Accumulated amortization			(3,972)		(4,872)
Net carrying value	59.5		3,707		3,425
Amortization expenses of intangible assets	30.0	1,729	1,464	1,092
Estimated amortization expense
2018					1,137
2019					779
2020					454
2021					182
2022					49
Total					2,601
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			2,912		3,069
Less: Accumulated amortization			(1,105)		(1,471)
Net carrying value	27.7		1,807		1,598
Amortization expenses of intangible assets	$ 6.6	₽ 379	₽ 488	₽ 502
Estimated amortization expense
2018					360
2019					261
2020					233
2021					216
2022					213
Thereafter					315
Total					₽ 1,598